Contract liability - Additional Information (Details) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability	SFr 10,046	SFr 35,237		SFr 45,887
Offset of costs	0	19,904
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability	10,046	18,584	$ 20,000	SFr 19,904
Offset of costs	SFr 0	SFr 19,904